A PROFESSIONAL CORPORATION 3 Triad Center Suite 500 Salt Lake City, Utah 84180 T : (801) 532-7080 F : (801) 596-1508 www.strongandhanni.com
GLENN C. HANNI, P.C.
HENRY E. HEATH
PHILIP R. FISHLER
ROGER H. BULLOCK
R. SCOTT WILLIAMS
SCOTT R. JENKINS
PAUL M. BELNAP
STUART H. SCHULTZ
BRIAN C. JOHNSON [2]
PAUL W. HESS
STEPHEN J. TRAYNER
STANFORD P. FITTS [7]
BRADLEY W. BOWEN
PETER H. CHRISTENSEN [5]
ROBERT L. JANICKI
H. BURT RINGWOOD
CATHERINE M. LARSON
KRISTIN A. VANORMAN
PETER H. BARLOW
GRADEN P. JACKSON [3]
H. SCOTT JACOBSON
MICHAEL J. MILLER [6]

ANDREW D. WRIGHT
MICHAEL L. FORD [4]
BYRON G. MARTIN
BENJAMIN P. THOMAS
SUZETTE H. GOUCHER
JACOB C. BRIEM  [1]
LANCE H. LOCKE
A. JOSEPH SANO
JAMES C. THOMPSON
PETER J. BAXTER
JENNIFER R. CARRIZAL
LORI A. JACKSON
BRYANT J. McCONKIE
WILLIAM B. INGRAM
JEREMY G. KNIGHT
RYAN P. ATKINSON
JARED T. HALES
JEFFERY J. OWENS
ANDREW B. McDANIEL
SADÉ A. TURNER
AREK E. BUTLER
PAUL W. JONES

1 ALSO MEMBER ARIZONA BAR
2 ALSO MEMBER CALIFORNIA BAR
3 ALSO MEMBER COLORADO BAR
4 ALSO MEMBER DISTRICT OF COLUMBIA BAR
5 ALSO MEMBER OREGON BAR
6 ALSO MEMBER WASHINGTON BAR
7 ALSO MEMBER WYOMING BAR

               ESTABLISHED 1888
                         ______
            GORDON R. STRONG
                      (1909-1969)

August 11, 2008

Christine Davis
Assistant Chief Accountant
Securities and Exchange Commission
Washington, DC 20549

RE:          InMedica Development Corporation
Form 10-K/A1 for Fiscal Year Ended December 31, 2007
File No. 000-12968

Dear Ms. Davis:

InMedica Development Corporation (“InMedica” or the “Company”) has amended its Form 10K for the year ended December 31, 2007 concurrently with this correspondence filing in response to your comment letter of July 21, 2008.   We respond below to the comments in your letter, setting forth each of your comments followed by the Company’s response:

SEC COMMENT:    10-K for Fiscal Year Ended December 31, 2007

Item 9A.  Controls and Procedures, page 11

1.
It does not appear that your management has performed its assessment of internal control over financial reporting as of December 31, 2007.  Since you were required to file or filed an annual report for the prior fiscal year, it appears you are required to report on your management’s assessment of internal control over financial reporting.

If your management has not yet performed its assessment, we ask that you complete your evaluation and amend your filing within 30 calendar days to provide the required management’s report on internal control over financial reporting. * * *

RESPONSE:   An amendment to the Company’s Report on form 10K has been filed that includes a copy of management’s report of assessment of internal control over financial reporting as described in the Form 10K/A1 for the year ended December 31, 2007, amending items 9A and  Exhibits.

Ms. Christine Davis
August 8, 2008

SEC COMMENT:

2.
Please consider whether management’s failure to perform or complete its report on internal control over financial reporting impacts its conclusions regarding the effectiveness of your disclosure controls and procedures as of December 31, 2007 and revise your disclosure as appropriate.

RESPONSE:   See response to Comment One above.

SEC COMMENT:

3.
We note your disclosure that your disclosure controls and procedures “functioned effectively.”  However, it does not appear that your certifying officers have reached a conclusion that your disclosure controls and procedures are effective.  Please revise to provide a clear conclusion regarding the effectiveness of your disclosure controls and procedures.

RESPONSE:   The language of the Item and Management’s Report has been modified to clarify that the disclosure controls and procedures are effective.

SEC COMMENT:

In connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that:

•	the company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

RESPONSE:   The requested statement of the Company is attached to this letter.

Very truly yours,

STRONG & HANNI, P.C.

/s/ Scott R. Jenkins

Scott R. Jenkins